RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Feb. 28, 2019	Apr. 17, 2017	Oct. 31, 2015	Mar. 31, 2014	Sep. 30, 2012	Jul. 31, 2012	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2006	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details of related party balances and transactions [Line Items]
Amounts due from related parties											$ 20,829	$ 188
Maturity period	1 year
Debt Instrument, Interest Rate, Stated Percentage										8.50%
Due from Related Parties, Noncurrent											133,880	$ 0
Liu Guolan [Member]
Details of related party balances and transactions [Line Items]
Payments to Fund Long-term Loans to Related Parties									$ 167
Maturity period									10 years
Other Income								$ 7,021
Proceeds from (Repayments of) Related Party Debt								$ 7,188
Beijing Infinities [Member]
Details of related party balances and transactions [Line Items]
Due from Related Parties, Noncurrent											60,000
Beijing Infinities [Member] | Cash Consideration [Member]
Details of related party balances and transactions [Line Items]
Due from Related Parties, Noncurrent											20,000
Beijing Infinities [Member] | Equity Consideration [Member]
Details of related party balances and transactions [Line Items]
Due from Related Parties, Noncurrent											$ 40,000
SoFi [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments		$ 91,926
Equity Method Investment Number Of Securities Sold		5,719,986
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 58,335
SoFi [Member] | Series B shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments					$ 49,000
SoFi [Member] | Series D shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments				$ 20,789
SoFi [Member] | Series E preferred shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments							$ 22,331
SoFi [Member] | Series F Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments			$ 150,000
SoFi Lending Corp. [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Details of related party balances and transactions [Line Items]
Purchases of Series 2012-A Senior Secured Refi Loan Notes						$ 10,000
Oak Pacific Investment [Member]
Details of related party balances and transactions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Oak Pacific Investment [Member] | Notes Receivable [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties											$ 90,000
Oak Pacific Investment [Member] | Accrued Income Receivable [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties											$ 3,880